Offerings - Offering: 1	Oct. 09, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	306,574,202
Proposed Maximum Offering Price per Unit | $ / shares	1.52
Maximum Aggregate Offering Price	$ 465,992,787.04
Fee Rate	0.0087%
Amount of Registration Fee	$ 40,541.38
Offering Note

1
Consists of an aggregate of up to 306,574,202 shares of the Registrant’s common stock, par value $0.0001 per share (the "Common Stock”) issuable upon the conversion of an aggregate of 306,574.202 shares of the Registrant’s Series A Non-Voting Convertible Preferred Stock, par value $0.0001 per share. Pursuant to Rule 416 under the Securities Act of 1933, as amended, the shares of Common Stock being registered hereunder include such indeterminate number of shares of Common Stock as may be issuable with respect to the shares of Common Stock being registered hereunder as a result of stock splits, stock dividends or similar transactions. Pursuant to Rule 457(c) under the Securities Act, calculated on the basis of the average of the high and low prices per share of Common Stock reported on The Nasdaq Stock Market on October 06, 2026.